Rights-to-Use Lease Assets, Net - Schedule of Future Lease Commitments (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Rights-to-use Lease Assets Net
2021	$ 304,432
2022	311,192
2023	259,175
Total Lease Payments	874,799
Less: imputed interest	(56,772)
Less: prepayments
Present value of lease liabilities	818,027
Current portion of obligations under operating leases	272,148	$ 225,140
Obligations under operating leases, non-current	$ 545,879	$ 766,020